Document and Entity Information	3 Months Ended
Mar. 31, 2025
Document Information [Line Items]
Document Type	S-4
Amendment Flag	true
Amendment Description	The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Registrant Name	Arcadia Biosciences, Inc.
Central Index Key	0001469443
Entity Primary SIC Number	2870
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Tax Identification Number	81-0571538
Entity Address, Address Line One	5950 Sherry Lane
Entity Address, Address Line Two	Suite 215
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	(214)
Local Phone Number	974-8921
Entity Incorporation, State or Country Code	DE
Business Contact
Document Information [Line Items]
Contact Personnel Name	Thomas J. Schaefer
Entity Address, Address Line One	5950 Sherry Lane
Entity Address, Address Line Two	Suite 215
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	(214)
Local Phone Number	974-8921